Provisions	6 Months Ended
Feb. 29, 2020
Disclosure of other provisions [abstract]
Provisions

7. PROVISIONS

	Asset
	retirement
	obligations	Restructuring (1)	Other	Total
	$	$	$	$
September 1, 2019, as previously reported	78	142	83	303
Transition adjustments	-	-	(5)	(5)
Restated balance as at September 1, 2019	78	142	78	298
Additions	-	-	11	11
Accretion	3	-	-	3
Reversal	-	-	(1)	(1)
Payments	-	(91)	(6)	(97)
Balance as at February 29, 2020	81	51	82	214

Current	-	141	83	224
Long-term	78	1	-	79
Balance as at August 31, 2019	78	142	83	303

Current	-	51	82	133
Long-term	81	-	-	81
Balance as at February 29, 2020	81	51	82	214
(1)	During fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees as part of a total business transformation initiative. A total of $91 has been paid in fiscal 2020. The remaining costs are expected to be paid out within the next 11 months.